Long-Term Debt (Details) (USD $)	12 Months Ended					12 Months Ended		0 Months Ended											12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended						0 Months Ended	1 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2007 Interest Rate Swap	Dec. 31, 2012 2012 Notes	Aug. 07, 2012 2012 Notes	Dec. 31, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Sep. 05, 2012 PIK toggle notes	Aug. 21, 2012 PIK toggle notes	Aug. 07, 2012 PIK toggle notes	Jul. 24, 2012 PIK toggle notes	Dec. 31, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Dec. 31, 2012 PIK toggle notes Maximum	Dec. 31, 2012 PIK toggle notes Minimum	Dec. 31, 2012 Existing Notes	Dec. 31, 2012 Additional Notes	Jun. 17, 2011 Additional Notes	Dec. 31, 2012 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	May 06, 2010 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility Maximum	Dec. 31, 2012 Senior secured credit facility Minimum	Dec. 31, 2012 Senior secured credit facility Prime rate	Dec. 31, 2012 Senior secured credit facility Adjusted LIBOR	Dec. 31, 2012 Senior secured credit facility Federal funds rate	Dec. 31, 2012 Senior secured credit facility Federal funds rate Maximum	Dec. 31, 2012 Senior secured credit facility One month Eurodollar rate	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Maximum	Dec. 31, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Minimum	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Jul. 31, 2012 Second Amended and Restated Credit Agreement	Jun. 30, 2010 10.125% Senior Notes	Dec. 31, 2010 10.125% Senior Notes	Jun. 14, 2010 10.125% Senior Notes	Feb. 12, 2013 New Notes	Feb. 12, 2013 New Notes Subsequent event
Long-Term Debt
Unamortized bond premium		$ 3,433,000
Redemption price related to interest	0																																			100,000
Long-term debt current and noncurrent	699,014,000	671,097,000		425,000,000		230,000,000	230,000,000						405,000,000						28,000,000		14,500,000												16,014,000	18,164,000
Less: Current portion of long-term debt	(6,223,000)	(5,627,000)
Total long-term debt	692,791,000	665,470,000
Interest rate (as a percent)					7.625%	9.065%								9.25%	8.50%																						10.125%	10.125%	7.625%	7.625%
Ownership interest in existing and certain future owned domestic subsidiaries (as a percent)	100.00%
Premium on issue of debt (as a percent)																																								106.375%
Aggregate total amount of proceeds																																								230,000,000
Tender offer to purchase											405,000,000
Payment for debt accepted									25,000	317,900,000
Payment for debt accepted as percentage of outstanding debt									0.01%	78.48%
Debt extinguishment expense								12,300,000
Debt extinguishment, call premium								9,800,000
Debt extinguishment, credit from bond premium								2,900,000
Write off of unamortized deferred financing costs								5,400,000
Period of maturity of debt dependent on maturity Second Lien Senior Secured Floating Rate Notes																																			90 days
Period of maturity of debt dependent on maturity Second Lien Senior Secured Notes																														90 days					90 days
LIBOR-based rate (as a percent)						4.111%						8.50%
Aggregate outstanding principal amount					425,000,000	230,000,000		175,000,000				405,000,000				230,000,000	175,000,000	175,000,000																						220,000,000
Redemption price (as a percent)						100.00%
Repurchase price, as a percentage of principal amount, if company undergoes change of control						101.00%
Base rate						LIBOR													federal funds rate						prime rate		federal funds rate		Eurodollar rate
Margin over base rate (as a percent)						3.375%													0.50%				1.50%	1.00%	4.75%	2.713%		0.50%	1.00%		2.50%	2.00%
Amount of interest rate swap agreements			230,000,000
Maximum borrowing capacity																				235,000,000		195,000,000													235,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																			4
Borrowing outstanding																			28,000,000						6,000,000	22,000,000
Redemption price																																				10,000,000
Redemption price related to principal								87,100,000																												9,900,000
Debt extinguishment expense incurred	(12,339,000)
Credit amount from bond premium write-off								2,900,000
Available amount																			169,600,000
Borrowing base																			201,000,000
Letters of credit																			$ 3,400,000